PROVISIONS - Provisions Overview (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	$ 2,499	$ 2,534
Short-term provisions	476	539
Long-term provisions	2,023	1,995
Environmental
Disclosure of other provisions [line items]
Other provisions	1,228	1,228
Asset retirement obligations
Disclosure of other provisions [line items]
Other provisions	444	422
Site restoration
Disclosure of other provisions [line items]
Other provisions	137	141
Staff related obligations
Disclosure of other provisions [line items]
Other provisions	196	201
Voluntary separation plans
Disclosure of other provisions [line items]
Other provisions	15	38
Litigation and contingencies (see note 14)
Disclosure of other provisions [line items]
Other provisions	329	369
Tax claims
Disclosure of other provisions [line items]
Other provisions	94	120
Other legal claims and contingencies
Disclosure of other provisions [line items]
Other provisions	235	249
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Other provisions	45	34
Other
Disclosure of other provisions [line items]
Other provisions	$ 105	$ 101